Additional Information Included in the Consolidated Statement of Cash Flows (Tables)	12 Months Ended
Sep. 30, 2023
Income Taxes [Abstract]
Schedule of Changes in Non-Cash Working Capital Items	Changes in non-cash working capital items:
		As restated (note 2)	As restated (note 2)
	As at September 30,
	2022	2022	2021
	$	$	$

Trade receivable and other receivables	96,806	(2,219,607)	(896,440)
Government assistance and R&D tax credits receivable	(205,042)	553,097	1,517,744
Inventories	(609,663)	(541,093)	272,309
Prepaid expenses	(273,497)	95,795	(178,516)
Accounts payable and accrued liabilities	2,534,308	1,720,000	2,784,731
Provisions	878,144	—	—
	2,421,056	(391,808)	3,499,828